Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	July 2018
Distribution Date	08/15/18
Transaction Month	40
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$30,891,264.15	0.0796167	$16,657,038.40	0.0429305	$14,234,225.75
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$163,961,264.15	0.1402493	$149,727,038.40	0.1280736	$14,234,225.75

Weighted Avg. Coupon (WAC)	3.05%		3.05%
Weighted Avg. Remaining Maturity (WARM)	23.48		22.68
Pool Receivables Balance	$209,341,448.70		$194,709,907.50
Remaining Number of Receivables	29,241		28,321

Adjusted Pool Balance	$204,729,509.62		$190,495,283.87

III. COLLECTIONS

Principal:
Principal Collections	$14,181,197.34
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$344,003.51
Total Principal Collections	$14,525,200.85

Interest:
Interest Collections	$520,561.10
Late Fees & Other Charges	$40,439.93
Interest on Repurchase Principal	$-
Total Interest Collections	$561,001.03

Collection Account Interest	$18,985.70
Reserve Account Interest	$4,505.79
Servicer Advances	$-

Total Collections	$15,109,693.37

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	July 2018
Distribution Date	08/15/18
Transaction Month	40
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$15,109,693.37
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$15,109,693.37

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$174,451.21	$-	$174,451.21	174,451.21
	Collection Account Interest					$18,985.70
	Late Fees & Other Charges					$40,439.93
Total due to Servicer						$233,876.84

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$-		$-
	Class A-2-B Notes		$-		$-
	Class A-3 Notes		$28,831.85		$28,831.85
	Class A-4 Notes		$93,141.33		$93,141.33

	Total Class A interest:		$121,973.18		$121,973.18	121,973.18

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

	Available Funds Remaining:					$14,648,754.35

7.	Regular Principal Distribution Amount:					14,234,225.75

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$14,234,225.75
	Class A-4 Notes				$-
	Class A Notes Total:		$14,234,225.75		$14,234,225.75
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$14,234,225.75		$14,234,225.75

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					414,528.60

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,611,939.08
Beginning Period Amount	$4,611,939.08
Current Period Amortization	$397,315.45
Ending Period Required Amount	$4,214,623.63
Ending Period Amount	$4,214,623.63
Next Distribution Date Required Amount	$3,837,793.14

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	July 2018
Distribution Date	08/15/18
Transaction Month	40
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	19.91%	21.40%	21.40%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.43%	27,876	97.53%	$189,892,127.65
30 - 60 Days	1.27%	359	1.97%	$3,833,655.92
61 - 90 Days	0.26%	73	0.45%	$869,163.64
91-120 Days	0.05%	13	0.06%	$114,960.29
121 + Days	0.00%	0	0.00%	$-
Total		28,321		$194,709,907.50

Delinquent Receivables 30+ Days Past Due
Current Period	1.57%	445	2.47%	$4,817,779.85
1st Preceding Collection Period	1.40%	408	2.17%	$4,551,638.46
2nd Preceding Collection Period	1.36%	410	2.15%	$4,816,766.22
3rd Preceding Collection Period	1.21%	373	1.90%	$4,561,492.88
Four-Month Average	1.38%		2.17%

Repossession in Current Period		25		$228,372.69
Repossession Inventory		65		$172,949.77

Current Charge-Offs
Gross Principal of Charge-Offs				$450,343.86
Recoveries				$(344,003.51)
Net Loss				$106,340.35

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.61%

Average Pool Balance for Current Period				$202,025,678.10

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.63%
1st Preceding Collection Period				-0.28%
2nd Preceding Collection Period				-0.19%
3rd Preceding Collection Period				0.38%
Four-Month Average				0.13%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		38	2,651	$39,120,078.90
Recoveries		35	2,424	$(21,768,537.73)
Net Loss				$17,351,541.17
Cumulative Net Loss as a % of Initial Pool Balance				1.40%

Net Loss for Receivables that have experienced a Net Loss *		26	2,049	$17,409,456.43
Average Net Loss for Receivables that have experienced a Net Loss				$8,496.56

Principal Balance of Extensions				$858,937.90
Number of Extensions				79

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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